Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables
Summary of trade and other receivables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Trade receivables	4,713,425	8,816,368
Customer wallet receivables	1,185,361	1,595,542
Accrued income	1,840,435	3,719,488
Less: provision for expected credit losses	(1,795,073)	(2,465,258)
	5,944,148	11,666,140

Other receivables	8,322	3,149,292
	5,952,470	14,815,432